Income Tax - Schedule of Major Components of Income Tax Expense (Details) - EUR (€) € in Thousands	3 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of income tax [abstract]
Current income taxes	€ (20,108)	€ (19,976)
Deferred income taxes	1,481	843
Income tax expense	€ (18,627)	€ (19,133)